Commitments - Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Future Minimum Payments Due [Abstract]
2019	$ 3
2020	1
Total	4
Operating lease expense	$ 4	$ 3	$ 5